FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
HCM II ACQUISITION CORP
FAIR VALUE MEASUREMENTS
Change in fair value of forward purchase agreement liabilities	$ 893,425	$ 0